Glencore Financing	12 Months Ended
Dec. 31, 2018
Disclosure of Glencore Financing [Abstract]
Glencore Financing
7.	Glencore Financing

Since October 2008, the Company and Glencore have entered into a series of financing agreements comprising:

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Equity – five separate agreements comprising $25.0 million placement of PolyMet common shares in calendar 2009 in two tranches; a $30.0 million placement of PolyMet common shares in calendar 2010 in three tranches; a $20.0 million placement of PolyMet common shares in calendar 2011 in one tranche; a $20.960 million purchase of PolyMet common shares in the 2013 Rights Offering; and a $10.583 million purchase of PolyMet common shares in the 2016 Private Placement;

●	Convertible debt (“Glencore Convertible Debt”) – agreement comprising $25.0 million initial principal secured convertible debentures drawn in four tranches (see Notes 8 and 16); and
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Non-convertible debt (“Glencore Non-Convertible Debt”) – five separate agreements comprising $30.0 million initial principal secured debentures in calendar 2015 drawn in four tranches; an $11.0 million initial principal secured debenture in calendar 2016 drawn in one tranche; $14.0 million initial principal secured debentures in calendar 2016 drawn in four tranches; $20.0 million initial principal secured debentures in calendar 2017 drawn in two tranches; and $80.0 million initial principal secured debenture in calendar 2018 drawn in four tranches with the fifth tranche in the amount of $15.0 million cancelled subsequent to year end (see Notes 9 and 16).

As a result of these financing transactions and the purchase by Glencore of PolyMet common shares previously owned by Cliffs, Glencore's ownership and ownership rights of PolyMet as at December 31, 2018 comprises:

●	92,836,072 shares representing 28.9% of PolyMet's issued shares (December 31, 2017 - 92,836,072 shares);
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Glencore Convertible Debt exchangeable through the exercise of an exchange warrant (“Exchange Warrant”) at $1.2696 per share into 44,303,743 common shares of PolyMet (including capitalized and accrued interest as at December 31, 2018), and where the exercise price and the number of shares issuable are subject to conventional anti-dilution provisions (see Notes 8 and 16);

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Warrants to purchase 6,458,001 common shares at $0.8231 per share at any time until March 31, 2019, subject to mandatory exercise if the 20-day volume weighted average price (“VWAP”) of PolyMet common shares is equal to or greater than 150% of the exercise price and PolyMet has received permits and construction finance is available (“Exercise Triggering Event”), and where the exercise price and the number of warrants are subject to conventional anti-dilution provisions.  See 2018 Agreement below for additional details;

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Warrants to purchase 7,055,626 common shares at $1.00 per share at any time until October 28, 2021, subject to acceleration at the Company’s option provided all permits necessary to construct NorthMet have been received (“Acceleration Triggering Event”), and where the exercise price and the number of warrants are subject to conventional anti-dilution provisions; and

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Warrants to purchase 625,000 common shares at $0.7797 per share at any time until October 28, 2021, and where the exercise price and the number of warrants are subject to conventional anti-dilution provisions.

If Glencore were to exercise all of its rights and obligations under these agreements, it would own 151,278,442 common shares of PolyMet, representing 39.8% on a partially diluted basis, that is, if no other options or warrants were exercised or 36.1% on a fully diluted basis, if all other options and warrants were exercised as at December 31, 2018.

2017 Agreements
In September 2017, the Company agreed to issue to Glencore secured debentures with a total principal amount of $20.0 million.  The debentures bear interest at twelve month US dollar LIBOR plus 15.0% and are due on the earlier of (i) March 31, 2018 or (ii) the availability of at least $100 million of debt or equity financing or (iii) when it is prudent for PolyMet to repay the debt, on which date all principal and interest accrued to such date will be due and payable.  The Tranche N Debenture in the amount of $15.0 million was issued on September 18, 2017.  The Tranche O Debenture in the amount of $5.0 million was issued on January 18, 2018.  Transaction costs for the financing were $0.083 million. The maturity date of these debentures was extended to March 31, 2019 as noted below.

2018 Agreement
On March 23, 2018, the Company amended its financing arrangement with Glencore.  The maturity date of the Convertible Debt and the Non-Convertible Debt was extended to the earlier of (i) March 31, 2019 or (ii) the availability of at least $100 million of debt or equity financing or (iii) when the Company elects to repay the debt early and demonstrates that such repayment is prudent.   The interest rate was reduced from twelve month US dollar LIBOR plus 15.0% to twelve month US dollar LIBOR plus 10.0% effective April 1, 2018.  The convertibility of the Convertible Debt was extended to March 31, 2019 and 6,458,001 purchase warrants were reissued with an expiration date of March 31, 2019 and an exercise price of $0.8231 per share, both of which were approved by the NYSE American and TSX.  All other terms of both the debentures and the warrants described above remain unchanged.

In addition, the Company agreed to issue to Glencore secured debentures with a total principal amount of up to $80 million at the Company’s option.  The debentures bear interest at twelve month US dollar LIBOR plus 10.0% and if issued, are due on the earlier of (i) March 31, 2019 or (ii) the availability of at least $100 million of debt or equity financing or (iii) when the Company elects to repay the debt early and demonstrates that such repayment is prudent, on which date all principal and interest accrued to such date will be due and payable.  The Tranche P Debenture in the amount of $20.0 million was issued on May 7, 2018.  The Tranche Q Debenture in the amount of $15.0 million and Tranche T Debenture in the amount of $10 million were issued on October 25, 2018.  The Tranche S Debenture in the amount of $20.0 million was issued on December 18, 2018.  Under the extension agreement and repayment plan agreed to subsequent to December 31, 2018, the commitment to issue Tranche R in the amount of $15.0 million was cancelled.  See additional discussion in Note 16.

The transaction has been accounted for as a modification of the existing debentures with a $4.109 million modification loss recognized during the twelve month period ending December 31, 2018, consisting of the following:

●	$3.142 million to increase the convertible debt carrying value to the revised cash flows discounted using the original effective interest rate of 6.7%;
●	$1.452 million to reduce the non-convertible debt carrying value to the revised cash flows discounted using the original effective interest rate of 14.9%;
●	$2.331 million to recognize fair value of the purchase warrants issued; and
●	$0.088 million to recognize transaction costs which were allocated on a pro rata basis to the Glencore Non-Convertible Debt and Glencore Convertible Debt.